Principal Street High Income Municipal Fund
Schedule of Investments
November 30, 2021 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 97.0%
ARIZONA - 3.6%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	$1,000,000	$1,100,975
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.)
7.750%, 07/01/2050	1,600,000	1,920,617
6.000%, 07/01/2051	540,000	598,443
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.)
6.750%, 07/01/2030	2,000,000	2,319,576
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	961,258
Maricopa County Industrial Development Authority
(Obligor: Christian Care Surprise)
6.000%, 01/01/2048	1,595,000	1,584,507
Sierra Vista Industrial Development Authority, Series A
(Obligor: Georgetown Community Development Authority)
0.000%, 10/01/2056 (c)(e)	2,200,000	1,827,362
Sierra Vista Industrial Development Authority, Series B
(Obligor: Georgetown Community Development Authority)
6.250%, 10/01/2036	1,500,000	1,491,501
		11,804,239
CALIFORNIA - 2.2%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)(b)
7.000%, 07/01/2022	1,000,000	600,000
7.500%, 07/01/2032	5,065,000	4,305,250
8.000%, 07/01/2039	3,845,000	2,307,000
7.500%, 12/01/2039	2,500,000	125,000
		7,337,250
COLORADO - 6.1%
Banning Lewis Ranch Metropolitan District No. 8
4.875%, 12/01/2051	2,500,000	2,501,491
Canyon Pines Metropolitan District, Series A-1
5.250%, 12/01/2051	2,000,000	2,000,743
Cascade Ridge Metropolitan District
5.000%, 12/01/2051	1,000,000	1,006,594
Cherry Creek South Metropolitan District No. 5
6.000%, 12/01/2051	2,000,000	2,008,718
Cielo Metropolitan District
5.250%, 12/01/2050	1,000,000	1,050,427
Cottonwood Hollow Residential Metropolitan District
5.000%, 12/01/2051	2,000,000	2,003,074
Horizon Metropolitan District No. 2
4.500%, 12/01/2051	1,175,000	1,190,876
Legato Community Authority, Series A-1
5.000%, 12/01/2046	1,000,000	1,083,728
Legato Community Authority, Series B
8.250%, 12/15/2051	2,000,000	2,008,190
Reunion Metropolitan District, Series A
3.625%, 12/01/2044	1,750,000	1,747,311
Sheridan Station West Metropolitan District
6.000%, 12/01/2047 (b)	1,200,000	1,252,762
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,206,313
Waters' Edge Metropolitan District No. 2
5.000%, 12/01/2051	1,000,000	1,005,879
		20,066,106
FLORIDA - 6.2%
Capital Trust Agency
(Obligor: Voans SW Florida Healthcare) (b)
10.000%, 04/30/2022	4,250,000	3,400,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group) (b)
6.500%, 10/01/2032	1,090,000	555,900
6.750%, 10/01/2037	1,290,000	657,900
7.000%, 10/01/2040	1,525,000	777,750
7.000%, 10/01/2049	1,700,000	867,000
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	48,000
7.125%, 12/01/2050	2,000,000	640,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,500,000	762,500
Florida Development Finance Corp.
(Obligor: Virgin Trains USA) (a)
7.375%, 01/01/2049	5,000,000	5,453,989
Highlands County Health Facilities Authority
(Obligor: Trousdale Foundation Obligation Group) (b)
6.250%, 04/01/2049	2,500,000	1,229,976
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group) (b)
7.125%, 01/01/2052	2,700,000	2,454,925
Lee County, Florida, Airport Revenue, Series B
4.000%, 10/01/2051 (a)	2,000,000	2,321,827
Miami-Dade Seaport Revenue, Series A-1
4.000%, 10/01/2045 (a)	1,000,000	1,179,733
		20,349,500
GEORGIA - 0.9%
LaGrange Development Authority, Series A
(Obligor: LaGrange College Obligated Group)
5.000%, 10/15/2052	3,000,000	3,079,797
IDAHO - 1.6%
Idaho State Board of Correction
5.500%, 08/01/2029	5,300,723	5,209,407
ILLINOIS - 0.9%
Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group) (b)
5.500%, 12/01/2052	1,330,000	13
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	12
(Obligor: Roosevelt University)
6.125%, 04/01/2058	2,500,000	2,970,629
		2,970,654
INDIANA - 2.8%
Evansville Manufactured Housing Revenue
(Obligor: Evansville RCF LP) (b)
5.450%, 01/01/2038	1,500,000	1,553,227
Goshen Manufactured Housing Revenue, Series A
(Obligor: Green Oaks of Goshen, LLC)
5.000%, 08/01/2041	2,500,000	2,493,626
Indiana Finance Authority
(Obligor: Brightmark Plastics Renewal) (a)
7.000%, 03/01/2039	5,560,000	5,277,127
		9,323,980
IOWA - 1.1%
Iowa Finance Authority
(Obligor: Riserville Holdings) (a)
5.000%, 12/01/2051	3,575,000	3,600,767
KANSAS - 0.1%
Prairie Village Meadowbrook Project
2.875%, 04/01/2030	300,000	301,027
KENTUCKY - 3.0%
City of Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC)
8.500%, 06/01/2040	8,875,000	9,802,236
LOUISIANA - 1.2%
Louisiana Public Facilities Authority, Series A
(Obligor: Grambling High Foundation)
5.000%, 06/01/2041	1,000,000	1,093,251
5.250%, 06/01/2051	1,000,000	1,098,795
5.250%, 06/01/2060	1,500,000	1,637,037
		3,829,083
MASSACHUSETTS - 1.5%
Commonwealth of Massachusetts
5.500%, 01/01/2034	2,000,000	2,730,874
Massachusetts Development Finance Agency
(Obligor: Ascentria Care Alliance)
5.000%, 07/01/2051	2,000,000	2,196,468
		4,927,342
MICHIGAN - 0.5%
Michigan Finance Authority
(Obligor: Aquinas College)
5.000%, 05/01/2046	1,435,000	1,584,556
MISSISSIPPI - 1.6%
Tunica County
6.000%, 10/01/2040	4,150,000	4,397,926
Mississippi Development Bank
3.625%, 11/01/2036	1,000,000	995,981
		5,393,907
NEW YORK - 5.9%
Erie County Tobacco Asset Securitization Corp., Series A
0.000%, 06/01/2060 (c)	115,000,000	6,388,883
Metropolitan Transportation Authority, Series C-1
5.250%, 11/15/2055	1,500,000	1,848,512
New York Counties Tobacco Trust IV, Series F
0.000%, 06/01/2060 (c)	50,000,000	3,344,880
Tender Option Bond Trust Receipts, Series 2021
(SIFMA Municipal Swap Index + 3 basis points)
14.445%, 03/01/2047 (f)	2,000,000	3,378,857
(Obligor: University of Rochester)
14.445%, 07/01/2028 (f)	2,000,000	3,281,050
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	552,677
5.250%, 09/15/2053	695,000	696,316
		19,491,175
OHIO - 0.9%
Southern Ohio Port Authority, Series A
(Obligor: PureCycle Ohio) (a)
7.000%, 12/01/2042	2,600,000	2,992,108
OKLAHOMA - 2.8%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,200,000	8,331,577
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	867,873
		9,199,450
OREGON - 1.4%
Oregon Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	6,050,000	1,300,750
Oregon Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	12,500,000	2,687,500
Oregon Business Development Commission, Series 248-G
0.000%, 04/01/2037 (a)(c)(e)	3,200,000	688,354
		4,676,604
PENNSYLVANIA - 2.2%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Consol Energy) (a) (e)
9.000%, 04/01/2051	4,000,000	4,941,203
(Obligor: Tapestry Moon) (b)
6.500%, 12/01/2038	2,950,000	1,180,000
6.750%, 12/01/2053	2,650,000	1,060,000
		7,181,203
PUERTO RICO - 7.4%
Children's Trust Fund
0.000%, 05/15/2057 (c)	40,000,000	2,843,332
Children's Trust Fund, Series B
0.000%, 05/15/2057 (c)	120,000,000	6,664,080
Commonwealth of Puerto Rico, Series A
6.000%, 07/01/2040	2,295,000	2,194,594
Puerto Rico Highway & Transportation Authority, Series E
5.750%, 07/01/2024 (b)	75,000	44,437
Puerto Rico Highway & Transportation Authority, Series G
5.000%, 07/01/2028 (b)	125,000	74,062
5.000%, 07/01/2033 (b)	2,045,000	1,211,662
5.000%, 07/01/2042 (b)	2,305,000	1,365,712
Puerto Rico Highway & Transportation Authority, Series H
5.000%, 07/01/2022 (b)	260,000	153,400
5.000%, 07/01/2023 (b)	110,000	65,175
5.450%, 07/01/2035 (b)	235,000	139,237
Puerto Rico Highway & Transportation Authority, Series J
4.700%, 07/01/2022 (b)	85,000	50,362
4.800%, 07/01/2024 (b)	145,000	85,912
Puerto Rico Highway & Transportation Authority, Series K
4.300%, 04/15/2022 (b)	100,000	59,000
5.000%, 07/01/2022 (b)	55,000	32,588
5.000%, 07/01/2030 (b)	2,270,000	1,344,975
Puerto Rico Highway & Transportation Authority, Series M
4.125%, 04/15/2022 (b)	130,000	76,700
5.000%, 07/01/2022 (b)	50,000	29,625
4.250%, 07/01/2023 (b)	95,000	56,288
5.000%, 07/01/2025 (b)	355,000	210,338
5.000%, 07/01/2026 (b)	565,000	334,763
5.000%, 07/01/2027 (b)	215,000	127,388
5.000%, 07/01/2037 (b)	2,925,000	1,733,063
5.000%, 07/01/2046 (b)	4,735,000	2,805,487
Puerto Rico Highway & Transportation Authority, Series N
5.500%, 07/01/2022 (b)	85,000	50,363
5.500%, 07/01/2023 (b)	400,000	237,000
5.500%, 07/01/2024 (b)	4,000,000	2,370,000
		24,359,543
SOUTH CAROLINA - 5.4%
City of Hardeeville
4.000%, 05/01/2052	1,100,000	1,101,369
South Carolina Jobs-Economic Development Authority
(Obligor: Repower S. Berkeley) (a)(b)
6.000%, 02/01/2035	1,000,000	400,000
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)(b)
7.000%, 11/01/2038	1,500,000	1,289,429
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	3,383,766
(Obligor: Virtus Academy)
5.000%, 06/15/2041	920,000	969,541
5.000%, 06/15/2051	1,330,000	1,379,827
5.000%, 06/15/2056	900,000	927,895
(Obligor: Last Step Recycling, LLC) (a)
6.500%, 06/01/2051	2,000,000	2,075,995
(Obligor: CR River Park)
7.750%, 10/01/2057	6,150,000	6,204,444
		17,732,266
TENNESSEE - 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligation Group) (b)
7.500%, 04/01/2049	1,140,000	456,000
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,000,000	3,228,255
		3,684,255
TEXAS - 19.2%
Angelina & Neches River Authority
7.500%, 12/01/2045	9,900,000	9,845,473
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)(b)
9.000%, 03/01/2039	4,500,000	5,332,054
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)(b)
9.000%, 03/01/2039	3,500,000	4,147,153
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)(b)
7.000%, 03/01/2039	2,750,000	3,049,393
8.500%, 03/01/2039	700,000	733,289
Calhoun County Navigation Industrial Development Authority, Series A
(Obligor: Max Midstream Texas, LLC) (a)
3.625%, 07/01/2026	1,500,000	1,568,798
Calhoun County Navigation Industrial Development Authority, Series B
(Obligor: Max Midstream Texas, LLC)
6.500%, 07/01/2026	1,000,000	1,035,798
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	1,033,623
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,550,000	3,554,261
New Hope Cultural Education Facilities Finance Corp., Series A-1
(Obligor: Sanctuary LTC, LLC)
5.250%, 01/01/2042	3,000,000	3,019,243
5.500%, 01/01/2057	1,000,000	1,003,494
New Hope Cultural Education Facilities Finance Corp., Series A-2
(Obligor: Sanctuary LTC, LLC)
6.500%, 01/01/2031	2,500,000	2,499,498
New Hope Cultural Education Facilities Finance Corp., Series B
2.000%, 11/15/2061	2,275,000	2,275,000
North Parkway Municipal Management District No. 1
4.750%, 09/15/2041	1,430,000	1,573,232
5.000%, 09/15/2051	1,875,000	2,068,638
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)
8.000%, 02/01/2039	7,780,000	8,548,557
San Antonio Education Facilities Corp., Series A
(Obligor: Hallmark University)
5.000%, 10/01/2041	840,000	917,677
5.000%, 10/01/2051	1,000,000	1,076,356
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University)
5.250%, 10/01/2028	500,000	506,446
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: MRC Senior Living Fort Worth)
6.875%, 11/15/2055	2,600,000	3,066,250
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	5,000,000	5,875,440
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home) (b)
6.375%, 02/15/2041	550,000	385,000
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)
6.750%, 12/01/2051	375,000	204,562
		63,319,235
UTAH - 1.7%
Military Installation Development Authority, Series A-1
4.000%, 06/01/2041	1,000,000	1,013,602
Military Installation Development Authority, Series A-2
4.000%, 06/01/2041	1,000,000	1,006,050
Red Bridge Public Infrastructure District No. 1, Series 1-A
4.375%, 02/01/2051	1,000,000	1,044,272
Utah Charter School Finance Authority, Series A
(Obligor: Rockwell Charter High School)
5.375%, 07/15/2042	905,000	911,692
5.500%, 07/15/2047	1,460,000	1,470,796
Utah Charter School Finance Authority, Series B
(Obligor: Rockwell Charter High School)
6.625%, 07/15/2047	300,000	302,219
		5,748,631
WASHINGTON - 1.9%
Washington State Housing Finance Commission, Series A
(Obligor: Lutheran Retirement Home Obligated Group)
5.000%, 07/01/2038	1,075,000	1,157,682
5.000%, 07/01/2048	1,000,000	1,064,635
(Obligor: Eliseo Obligated Group)
4.000%, 01/01/2051	2,000,000	2,053,642
4.000%, 01/01/2057	2,000,000	2,036,587
		6,312,546
WEST VIRGINIA - 2.5%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)(b)
8.750%, 02/01/2036	1,000,000	1,066,717
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	7,000,000	7,222,527
		8,289,244
WISCONSIN - 11.3%
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Chiara Communities, Inc.)
7.000%, 07/01/2043	505,000	505,016
7.500%, 07/01/2053	1,000,000	1,000,031
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.750%, 05/01/2054	6,850,000	7,015,521
Wisconsin Public Finance Authority, Series A
(Obligor: University of Birmingham) (b)
6.850%, 10/01/2047	400,000	407,730
(Obligor: Austin FBO LLC) (a)(b)
7.050%, 09/01/2046	9,250,000	9,623,799
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,703,141
(Obligor: Mclemore Resort Manager)
4.500%, 06/01/2056	1,000,000	1,014,448
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital)
7.375%, 01/01/2050	12,425,000	12,638,950
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	3,156,521
		37,065,157
Total Municipal Bonds
(Cost $330,385,212)		319,631,268

CORPORATE BOND - 0.9%
CalPlant I, LLC
9.500%, 10/12/2022 (b)(d)
Total Corporate Bond
(Cost $3,000,000)	3,000,000	3,000,000

SHORT-TERM INVESTMENT - 0.0%
First American Government Obligations Fund, Class X, 0.03% ^
Total Short-Term Investment
(Cost $3)	3	3

Total Investments - 97.9%
(Cost $333,385,215)		322,631,271
Other Assets & Liabilities, Net - 2.1%		6,786,680
Total Net Assets - 100.0%		$329,417,951

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2021, the total value of securities subject to the AMT was $90,487,656 or 27.5% of net assets.
(b)	Security in default at November 30, 2021.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.
(d)
Security is considered illiquid and is categorized in Level 3 of the fair value hierarchy. This Level 3 illiquid security has a total fair value of $3,000,000, which represents 0.9% of total net assets. Information concerning this illiquid security is as follows:

	Security	Par	Dates Acquired	Cost Basis
	CalPlant I, LLC, 12.000%, 08/01/2021	$ 3,000,000	November 2021	$ 3,000,000

(e)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2021.
(f)
Inverse floating rate security. The interest rate on this security moves in the opposite direction of its reference interest rate. Reference interest rates are typically based on a negative multiplier and may be subject to a cap or floor.

^	The rate shown is the annualized seven day effective yield as of November 30, 2021.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of November 30, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$319,631,268	$-	$319,631,268
Corporate Bond	-	-	3,000,000	3,000,000
Short-Term Investment	3	-	-	3
Total Investments in Securities	$3	$319,631,268	$3,000,000	$322,631,271

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of August 31, 2021	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net purchases	3,000,000
Transfers into and/or out of Level 3	-
Balance as of November 30, 2021	$3,000,000
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of November 30, 2021	$-

The Level 3 investment as of November 30, 2021, represented 0.9% of the Fund's net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of November 30, 2021:

Security Type	Fair Value as of November 30, 2021	Valuation Technique	Unobservable Input *	Range/Weighted Average
Corporate Bond	$3,000,000	Purchase price	Market bid/ask prices	100%

* A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market bid/ask prices	Increase	Decrease